Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 64,785,709	₩ 65,154,636	₩ 60,186,867
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,798,748	53,974,566	51,357,709
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,210,751	3,533,639	2,064,874
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,339,399	7,133,773	6,299,192
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	436,811	512,658	465,092
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,983,346	55,220,183	52,059,002
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,802,363	9,934,453	8,127,865
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,078,453	32,358,009	30,230,368
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,456,714	31,733,609	30,064,680
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	573,463	583,359	111,494
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,276	41,041	54,194
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,504,990	31,774,650	30,118,874
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	573,463	583,359	111,494
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,157,132	22,407,717	20,802,207
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,629,838	21,632,183	20,655,267
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	369,730	611,752	28,793
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	157,564	163,782	118,147
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,787,402	21,795,965	20,773,414
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	369,730	611,752	28,793
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,363,490	6,946,269	6,418,373
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		3,568	20,368
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,696	63,922	48,408
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,308,401	6,860,995	6,262,038
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,393	17,784	87,559
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	747,917	743,448	334,345
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,615,573	6,202,821	6,084,028
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,186,634	3,442,641	2,735,919
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	712,196	605,206	617,394
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,217,862	2,274,606	1,876,179
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,998	272,778	37,154
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	225,578	290,051	205,192
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	943,037	906,120	832,369
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 2,243,597	₩ 2,536,521	₩ 1,903,550